Taxation - Reconciliation Between Statutory Enterprise Income Tax Rate and Effective Tax Rate (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes [Line Items]
Current income tax expense		¥ 831,675		¥ 594,149	¥ 352,036
Deferred tax assets, valuation allowance		6,756		4,429	6,662	¥ 6,785
Income tax expense applicable to China operations		¥ 435,418	$ 68,327	¥ 90,629	¥ 411,959
Preferential tax rate				2.40%
Changes in valuation allowance		0.10%	0.10%	(0.30%)
Maximum
Income Taxes [Line Items]
Changes in valuation allowance					0.10%
PRC
Income Taxes [Line Items]
Preferential tax rate	10.00%
PRC | Revision of Prior Period Correction
Income Taxes [Line Items]
Income tax expense applicable to China operations	¥ 16,200